Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 16: Income Taxes

During the three months ended March 31, 2020 and 2019, the Company recognized an income tax provision of $14,753 on loss before income tax of $59,248 and $240, on loss before income tax of $59,020, respectively. The tax provision in each period three months ended March 31, 2020, and March 31, 2019, respectively, reflects the mix of taxing jurisdictions in which pre-tax profits and losses were recognized.

Note 18: Income Taxes

Income tax (benefit)/expense on income/(loss) analyzed by jurisdiction is as follows:

	Year ended December 31,
	2019	2018	2017
Current
U.K.	$677	$1,014	$(142)
U.S. Federal	6,917	6,395	5,202
U.S. State	988	2,146	833
Other	9,959	11,061	8,552
Total current	18,541	20,616	14,445
Deferred
U.K.	—	85	(427)
U.S. Federal	(824)	(5,465)	(10,648)
U.S. State	(223)	(227)	(142)
Other	(7,293)	(9,360)	(24,521)
Total deferred	(8,340)	(14,967)	(35,738)

Total provision (benefit) for income taxes	$10,201	$5,649	$(21,293)

The components of pre-tax loss are as follows:

	Year ended December 31,
	2019	2018	2017
U.K. loss	$(199,032)	$(222,043)	$(211,944)
U.S. income (loss)	3,733	(11,880)	(58,054)
Other loss	(5,477)	(2,590)	(15,225)
Pre-tax loss	$(200,776)	$(236,513)	$(285,223)

A reconciliation of the statutory U.K. income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2019	2018	2017
Loss before tax:	$(200,776)	$(236,513)	$(285,223)
Income tax, at statutory rate	10,201	5,649	(54,905)

Statutory rate (1)	19.0%	19.0%	19.3%
Effect of different tax rates	(4.4)%	(1.2)%	3.3%
BEAT	(1.2)%	—%	—%
Tax rate modifications (2)	—%	—%	5.7%
Valuation Allowances	(17.8)%	(18.0)%	(20.8)%
Other permanent differences	(1.3)%	(0.7)%	0.3%
Non-deductible transaction costs	(2.1)%	—%	—%
Withholding tax	(0.7)%	(0.2)%	(0.3)%
Tax indemnity	3.7%	(2.7)%	—%
Sale of Subsidiary	—%	2.2%	—%
Other	(0.3)%	(0.8)%	—%
Effective rate	(5.1)%	(2.4)%	7.5%
(1)	The Company performs a reconciliation of the income tax provisions based on its domicile and statutory rate. Reconciliations are based on the U.K. statutory corporate tax rate.
(2)	Due to rate reductions in the U.S. and Belgium enacted in the 4th quarter of 2017.

The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities are as follows:

	December 31,
	2019	2018
Accounts receivable	$1,346	$916
Accrued expenses	4,461	3,735
Deferred revenue	2,679	3,570
Other assets	5,721	9,655
Unrealized gain/loss	94	74
Debt issuance costs	3,176	1,199
Operating losses and tax attributes	177,853	135,219
Total deferred tax assets	195,330	154,368
Valuation allowances	(165,157)	(133,856)
Net deferred tax assets	30,173	20,512

Other identifiable intangible assets, net	(32,834)	(43,247)
Other liabilities	(21,012)	(7,785)
Goodwill	(4,233)	(42)
Fixed Assets, net	(1,153)	(238)
Total deferred tax liabilities	(59,232)	(51,312)
Net deferred tax liabilities	$(29,059)	$(30,800)

In the Consolidated Balance Sheets, deferred tax assets and liabilities are shown net if they are in the same jurisdiction. The components of the net deferred tax liabilities as reported on the Consolidated Balance Sheets are as follows:

	December 31,
	2019	2018
Deferred tax asset	$19,488	$12,426
Deferred tax liability	(48,547)	(43,226)
Net deferred tax liability	$(29,059)	$(30,800)

The Tax Cuts and Jobs Act (the Act) was enacted in the US on December 22, 2017. Of most relevance to the Company, the Act reduced the US federal corporate income tax rate to 21% from 35%, established a Base Erosion Anti-Abuse Tax (“BEAT”) regime and changed the provisions limiting current interest deductions and use of NOL carryforwards. Certain new provisions are effective for the Company beginning December 1, 2018 and did not have a material impact to the 2018 financial statements.

SAB 118 measurement period

We applied the guidance in SAB 118 when accounting for the enactment-date effects of the Act in 2017 and throughout 2018. At December 31, 2017, we had not completed our accounting for all of the enactment-date income tax effects of the Act under ASC 740, Income Taxes, for the remeasurement of deferred tax assets and liabilities and recorded a provisional tax benefit amount of $2,237 under SAB 118. At December 31, 2018, we completed our accounting for all of the enactment-date income tax effects of the Act. As further discussed above, during 2018, we did not recognize any adjustments to the provisional amounts recorded at December 31, 2017.

Deferred tax assets and liabilities

As of December 31, 2017, we remeasured certain deferred tax assets and liabilities based on the rates at which they were expected to reverse in the future (which was generally 21% for the US and 25% for Belgium), by recording a tax benefit amount of $2,237 (provisional) related to the US and $14,290 related to Belgium. Upon further analysis and refinement of our calculations during the 12 months ended December 31, 2018, it was determined that no adjustment to these amounts was necessary.

The Company is required to assess the realization of its deferred tax assets and the need for a valuation allowance. The assessment requires judgment on the part of management with respect to benefits that could be realized from future taxable income. The valuation allowance is $165,157 and $133,856 at December 31, 2019 and 2018, respectively against certain deferred tax assets, as it more likely than not that such amounts will not be fully realized. During the years ended December 31, 2019 and 2018, the valuation allowance increased by $31,301 and $40,912, respectively, primarily due to operating losses in certain jurisdictions and an increase in deferred tax assets with a full valuation allowance. The increases were partially offset by the release of valuation allowances in jurisdictions with current year operating income.

At December 31, 2019, the Company had U.K. tax loss carryforwards of $470,736, Japan tax loss carryforwards of $64,748, U.S. federal tax loss carryforwards of $127,717, tax loss carryforwards in other foreign jurisdictions of $20,840, and U.S. State tax loss carryforwards of $75,340, respectively. The majority of the unrecognized tax loss carryforwards relate to UK, US, and Japan. The carryforward period for the Japan tax losses is nine years, and the expiration period begins 2025. The carryforward period for the UK tax losses is indefinite. The carryforward period for US federal tax losses is twenty years for losses generated in tax years ended prior to December 31, 2017. The expiration period for these losses begins in 2036. For US losses generated in tax years beginning after January 1, 2018, the carryforward period is indefinite. The carryforward period for US state losses varies, and the expiration period is between 2020 and 2039.

The Company has not provided income taxes and withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2019 because the Company has determined that the amount of such taxes would not be significant. The Company is not permanently reinvesting its foreign earnings offshore.

Deferred Tax Valuation Allowance

The following table shows the change in the deferred tax valuation as follows:

	December 31,
	2019	2018	2017
Beginning Balance, January 1	$133,856	$92,944	$47,185
Change Charged to Expense/(Income)	30,854	41,629	44,790
Change Charged to CTA	447	381	713
Change Charged to OCI		(1,098)	256
Ending Balance, December 31	$165,157	$133,856	$92,944

Uncertain Tax Positions

Unrecognized tax benefits represent the difference between the tax benefits that we are able to recognize for financial reporting purposes and the tax benefits that we have recognized or expect to recognize in filed tax returns. The total amount of net unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate were $1,145 and $1,450 as of December 31, 2019 and 2018, respectively.

The Company recognizes accrued interest and penalties associated with uncertain tax positions as part of the tax provision. As of December 31, 2019, the interest and penalties are $354 and as of December 31, 2018, the interest and penalties are $449. It is reasonably possible that the amount of unrecognized tax benefits will change during the next 12 months by a range of $291 to $453.

The Company files income tax returns in the United Kingdom, the United States, and various other jurisdictions. As of December 31, 2019, the Company’s open tax years subject to examination were 2015 through 2019, which includes the Company’s major jurisdictions in the United Kingdom and the United States.

The following table summarizes the Company’s unrecognized tax benefits, excluding interest and penalties:

	December 31,
	2019	2018	2017
Balance at the Beginning of the year	$1,450	$91	211
Increases for tax positions taken in prior years	—	1,339	—
Increases for tax positions taken in the current year	412	72	—
Decreases due to statute expirations	—	(52)	(120)
Decrease due to payment	(717)	—	—
Balance at the End of the year	$1,145	$1,450	91